Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund II
Entity Central Index Key	0000831016
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
VIP Extended Market Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Extended Market Index Portfolio
Class Name	VIP Extended Market Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, financials gained roughly 26% and contributed most to the fund's performance for the fiscal year. Industrials, which gained approximately 14%, also helped, benefiting from the capital goods industry (+17%), as did information technology, which advanced 14%. The consumer discretionary sector rose 8%, while utilities gained 25% and health care advanced 4%. Other contributors included the real estate (+7%), consumer staples (+9%), communication services (+7%), energy (+5%) and materials (+2%) sectors.
•Turning to individual stocks, the biggest contributor was Super Micro Computer (+151%), from the technology hardware & equipment group. Carvana, within the consumer discretionary distribution & retail category, gained 284% and boosted the fund. Robinhood Markets (+192%), from the financial services industry, lifted the fund. Texas Pacific Land (+115%), from the energy sector, lifted the fund. Lastly, in capital goods, Emcor gained 111% and also helped.
•In contrast, the biggest detractor was Rivian Automotive (-43%), from the automobiles & components group. Five Below (-51%), from the consumer discretionary distribution & retail group, hurt the fund. Cleveland-Cliffs (-54%), from the materials sector, detracted. Flagstar Financial, within the banks category, returned -69% and detracted. Lastly, UiPath (-49%), a stock in the software & services group, also hurt the fund's performance

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 17, 2018 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $8,901 $11,205 $13,049 $15,820 $12,953 $15,211 Fidelity U.S. Extended Investable Market Index℠ $10,000 $8,914 $11,260 $13,132 $15,951 $13,057 $15,396 S&P 500® Index $10,000 $9,394 $12,351 $14,624 $18,822 $15,413 $19,465 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Initial Class 12.31% 8.80% 8.30% Fidelity U.S. Extended Investable Market Index℠ 12.31% 8.96% 8.50% S&P 500® Index 25.02% 14.53% 14.17% A From April 17, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 285,231,260
Holdings Count | shares	2,055
Advisory Fees Paid, Amount	$ 246,777
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$285,231,260
Number of Holdings	2,055
Total Advisory Fee	$246,777
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.3 Financials 17.8 Consumer Discretionary 12.2 Information Technology 11.6 Health Care 11.3 Real Estate 6.3 Materials 4.8 Energy 4.6 Consumer Staples 3.7 Communication Services 3.2 Utilities 2.4 Common Stocks 97.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 United States 98.4 United Kingdom 0.4 Puerto Rico 0.3 Bermuda 0.3 Sweden 0.1 Thailand 0.1 Switzerland 0.1 Argentina 0.1 Belgium 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.4 United Kingdom - 0.4 Puerto Rico - 0.3 Bermuda - 0.3 Sweden - 0.1 Thailand - 0.1 Switzerland - 0.1 Argentina - 0.1 Belgium - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eqt Corp 0.5 Robinhood Markets Inc Class A 0.5 Carvana Co Class A 0.5 Smurfit WestRock PLC 0.4 EMCOR Group Inc 0.4 Texas Pacific Land Corp 0.4 Expand Energy Corp 0.4 Live Nation Entertainment Inc 0.4 Natera Inc 0.4 Lennox International Inc 0.4 4.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Disciplined Small Cap Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, especially within financials. Stock picking in information technology, primarily within the technology hardware & equipment industry, and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Lumen Technologies (+148%). The second-largest relative contributor was an overweight in Carvana (+289%). The company was among our biggest holdings this period, though we decreased our investment in Carvana by period end. Another notable relative contributor was our stake in Super Micro Computer (+45%). The company was the fund's biggest holding this period, but the stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in utilities. An underweight in financials, primarily within the banks industry, also hampered the fund's result. Also modestly hurting our result was security selection in energy.
•The biggest individual relative detractor was our stake in Green Plains (-63%). This period we decreased our stake in Green Plains. A second notable relative detractor was an overweight in ODP (-60%). This period we decreased our stake. An underweight in Rocket Lab USA (+361%) also hurt.
•Notable changes in positioning include lower allocations to the energy and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,801 $12,024 $12,868 $11,185 $13,836 $16,390 $19,775 $16,169 $19,558 $22,858 Russell 2000® Index $10,000 $9,559 $11,595 $13,294 $11,830 $14,849 $17,813 $20,453 $16,273 $19,028 $21,223 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 16.87% 10.56% 8.62% Russell 2000® Index 11.54% 7.40% 7.82% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 472,475,702
Holdings Count | shares	633
Advisory Fees Paid, Amount	$ 1,330,379
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$472,475,702
Number of Holdings	633
Total Advisory Fee	$1,330,379
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.4 Industrials 16.9 Health Care 15.7 Information Technology 15.3 Consumer Discretionary 10.2 Energy 5.1 Materials 4.9 Real Estate 4.3 Consumer Staples 3.3 Communication Services 3.1 Utilities 0.8 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 98.2 Thailand 0.6 Puerto Rico 0.3 Canada 0.3 Ireland 0.2 Monaco 0.2 Norway 0.1 Bermuda 0.1 Switzerland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.2 Thailand - 0.6 Puerto Rico - 0.3 Canada - 0.3 Ireland - 0.2 Monaco - 0.2 Norway - 0.1 Bermuda - 0.1 Switzerland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sprouts Farmers Market Inc 0.9 Carpenter Technology Corp 0.9 Q2 Holdings Inc 0.9 Abercrombie & Fitch Co Class A 0.8 Primo Brands Corp Class A 0.8 Tenable Holdings Inc 0.8 SkyWest Inc 0.7 Payoneer Global Inc 0.7 EnerSys 0.6 Fabrinet 0.6 7.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

The fund's pricing & bookkeeping fees were changed to a fixed rate effective April 1, 2024. Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

The fund's pricing & bookkeeping fees were changed to a fixed rate effective April 1, 2024. Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Contrafund Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 94	0.81%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by information technology, where our picks in semiconductors & semiconductor equipment helped most. Picks and an overweight in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also helping our relative result was security selection in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Nvidia (+171%), the biggest holding at period end. A second notable relative contributor was an overweight in Meta Platforms (+66%). The company was the largest holding this period. An overweight in Netflix (+83%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Also hurting our result was stock picking in energy and financials. Lastly, the fund's position in cash hurt.
•The biggest individual relative detractor was an underweight in Tesla (+63%). This period we increased our investment in Tesla. A second notable relative detractor was an overweight in Regeneron Pharmaceuticals (-19%). An overweight in UnitedHealth Group (-2%) also hurt. This period we decreased our position in UnitedHealth Group, which was one of our biggest holdings this period.
•Notable changes in positioning include higher allocations to the industrials and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $10,039 $10,818 $13,153 $12,280 $16,120 $20,994 $26,769 $19,679 $26,195 $34,957 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 33.45% 16.74% 13.33% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,313,301,654
Holdings Count | shares	404
Advisory Fees Paid, Amount	$ 131,069,389
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$25,313,301,654
Number of Holdings	404
Total Advisory Fee	$131,069,389
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.6 Communication Services 18.6 Financials 15.5 Health Care 11.1 Consumer Discretionary 11.0 Industrials 10.1 Consumer Staples 2.1 Energy 1.5 Materials 0.9 Utilities 0.8 Real Estate 0.2 Common Stocks 97.4 Preferred Stocks 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 94.9 Canada 1.5 Taiwan 0.9 Netherlands 0.6 China 0.4 United Kingdom 0.3 Israel 0.2 Korea (South) 0.2 Brazil 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.9 Canada - 1.5 Taiwan - 0.9 Netherlands - 0.6 China - 0.4 United Kingdom - 0.3 Israel - 0.2 Korea (South) - 0.2 Brazil - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 9.0 Meta Platforms Inc Class A 8.6 Alphabet Inc Class C 5.8 Microsoft Corp 5.8 Amazon.com Inc 5.4 Berkshire Hathaway Inc Class B 4.3 Apple Inc 3.7 Eli Lilly & Co 2.7 Netflix Inc 2.1 Costco Wholesale Corp 1.3 48.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Emerging Markets Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, emerging-markets stock picks in Asia and Europe contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the year.
•By sector, security selection was the primary contributor, led by communication services, where our investment choices among media & entertainment firms helped most. Security selection in materials and health care also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Tencent Holdings (+44%). The company was the fund's biggest holding at period end. Outsized exposure to Meituan (+87%) helped as well. The stock was among our largest positions in 2024. An overweight in China Life Insurance (+55%) further contributed. The company was one of our more sizable holdings this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to developed markets detracted from the fund's relative return. Within the benchmark, picks in South Africa and Mexico notably detracted.
•By sector, the biggest detractors from performance versus the benchmark were security selection and an underweight in information technology. Picks in consumer staples and an overweight in materials also hurt.
•The biggest individual relative detractor was an overweight in Samsung Electronics (-40%), one of our largest holdings. Outsized exposure Wal Mart de Mexico (-35%) also hurt. This period we increased our investment in the stock, making it one of the fund's largest holdings.
•Meaningful changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, noteworthy shifts include decreased exposure to materials and a higher allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $8,992 $9,267 $13,653 $11,192 $14,481 $18,993 $18,561 $14,812 $16,235 $17,842 MSCI Emerging Markets Index $10,000 $8,512 $9,468 $13,003 $11,112 $13,164 $15,575 $15,182 $12,134 $13,330 $14,330 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 9.90% 4.26% 5.96% MSCI Emerging Markets Index 7.50% 1.71% 3.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,093,134,890
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ 9,193,754
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,093,134,890
Number of Holdings	57
Total Advisory Fee	$9,193,754
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.7 Information Technology 18.5 Consumer Discretionary 13.5 Communication Services 11.6 Industrials 9.8 Consumer Staples 7.1 Materials 6.5 Health Care 4.7 Energy 3.5 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 China 32.7 Taiwan 13.7 India 10.1 Korea (South) 9.8 Mexico 5.7 Brazil 5.4 South Africa 4.6 Greece 3.1 Hungary 2.8 Others 12.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 32.7 Taiwan - 13.7 India - 10.1 Korea (South) - 9.8 Mexico - 5.7 Brazil - 5.4 South Africa - 4.6 Greece - 3.1 Hungary - 2.8 Others - 12.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 9.3 Taiwan Semiconductor Manufacturing Co Ltd 8.6 Samsung Electronics Co Ltd 5.2 Wal-Mart de Mexico SAB de CV Series V 3.5 Tata Consultancy Services Ltd 3.2 Haier Smart Home Co Ltd A Shares (China) 3.1 Meituan B Shares 3.1 China Life Insurance Co Ltd H Shares 2.6 Credicorp Ltd 2.5 Powszechna Kasa Oszczednosci Bank Polski SA 2.5 43.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP International Capital Appreciation Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, foreign stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, a non-benchmark allocation to the United States, along with picks in Taiwan and Europe ex U.K., primarily in Germany, contributed to the fund's performance versus the MSCI All Country World ex USA Net MA (1-Nov-2001) Linked Index for the year.
•By sector, an overweight in information technology, especially in the semiconductors & semiconductor equipment industry, helped most. Stock picks in materials also boosted relative performance.
•The top individual relative contributor was our non-benchmark stake in Nvidia (+164%). The stock was not held at period end. An out-of-index position in Broadcom gained approximately 64% and helped as well. This was an investment we established in 2024. An overweight in Taiwan Semiconductor Manufacturing (+72%) further bolstered performance and was the fund's largest holding.
•In contrast, from a regional standpoint, picks and an underweight in Japan and stock selection in Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection among health care firms. Stock picks in consumer staples also hampered the fund's result.
•The biggest individual relative detractor was our stake in OBIC (-28%). The stock was not held at period end. An underweight in Shopify (+36%) also hurt. Outsized exposure to Dassault Systèmes (-25%) also weighed on performance. The stock was not held at period end.
•Notable changes in positioning include increased exposure to China and Germany. By sector, meaningful shifts include increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,312 $9,992 $13,624 $11,874 $15,810 $19,306 $21,663 $15,926 $20,299 $21,930 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,446 $9,889 $12,599 $10,830 $13,184 $14,609 $15,776 $13,273 $15,372 $16,251 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 8.04% 6.76% 8.17% MSCI ACWI (All Country World Index) ex USA Index 5.72% 4.27% 4.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 696,025,885
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 5,236,062
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$696,025,885
Number of Holdings	63
Total Advisory Fee	$5,236,062
Portfolio Turnover	74%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.4 Financials 24.8 Information Technology 16.1 Consumer Discretionary 13.1 Materials 7.2 Health Care 4.7 Communication Services 4.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 21.1 United Kingdom 10.3 France 9.6 Japan 8.5 India 7.7 China 7.1 Germany 5.8 Netherlands 5.4 Canada 4.7 Others 19.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 21.1 United Kingdom - 10.3 France - 9.6 Japan - 8.5 India - 7.7 China - 7.1 Germany - 5.8 Netherlands - 5.4 Canada - 4.7 Others - 19.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.6 Tencent Holdings Ltd 2.7 SAP SE 2.6 ASML Holding NV 2.5 Novo Nordisk A/S Series B 2.4 LVMH Moet Hennessy Louis Vuitton SE 2.4 Schneider Electric SE 2.1 Hitachi Ltd 1.9 Hermes International SCA 1.8 Recruit Holdings Co Ltd 1.8 24.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Disciplined Small Cap Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, especially within financials. Stock picking in information technology, primarily within the technology hardware & equipment industry, and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Lumen Technologies (+148%). The second-largest relative contributor was an overweight in Carvana (+289%). The company was among our biggest holdings this period, though we decreased our investment in Carvana by period end. Another notable relative contributor was our stake in Super Micro Computer (+45%). The company was the fund's biggest holding this period, but the stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in utilities. An underweight in financials, primarily within the banks industry, also hampered the fund's result. Also modestly hurting our result was security selection in energy.
•The biggest individual relative detractor was our stake in Green Plains (-63%). This period we decreased our stake in Green Plains. A second notable relative detractor was an overweight in ODP (-60%). This period we decreased our stake. An underweight in Rocket Lab USA (+361%) also hurt.
•Notable changes in positioning include lower allocations to the energy and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,782 $11,964 $12,777 $11,078 $13,667 $16,144 $19,437 $15,850 $19,126 $22,296 Russell 2000® Index $10,000 $9,559 $11,595 $13,294 $11,830 $14,849 $17,813 $20,453 $16,273 $19,028 $21,223 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 16.57% 10.28% 8.35% Russell 2000® Index 11.54% 7.40% 7.82% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 472,475,702
Holdings Count | shares	633
Advisory Fees Paid, Amount	$ 1,330,379
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$472,475,702
Number of Holdings	633
Total Advisory Fee	$1,330,379
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.4 Industrials 16.9 Health Care 15.7 Information Technology 15.3 Consumer Discretionary 10.2 Energy 5.1 Materials 4.9 Real Estate 4.3 Consumer Staples 3.3 Communication Services 3.1 Utilities 0.8 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 98.2 Thailand 0.6 Puerto Rico 0.3 Canada 0.3 Ireland 0.2 Monaco 0.2 Norway 0.1 Bermuda 0.1 Switzerland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.2 Thailand - 0.6 Puerto Rico - 0.3 Canada - 0.3 Ireland - 0.2 Monaco - 0.2 Norway - 0.1 Bermuda - 0.1 Switzerland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sprouts Farmers Market Inc 0.9 Carpenter Technology Corp 0.9 Q2 Holdings Inc 0.9 Abercrombie & Fitch Co Class A 0.8 Primo Brands Corp Class A 0.8 Tenable Holdings Inc 0.8 SkyWest Inc 0.7 Payoneer Global Inc 0.7 EnerSys 0.6 Fabrinet 0.6 7.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

The fund's pricing & bookkeeping fees were changed to a fixed rate effective April 1, 2024. Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

The fund's pricing & bookkeeping fees were changed to a fixed rate effective April 1, 2024. Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Emerging Markets Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, emerging-markets stock picks in Asia and Europe contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the year.
•By sector, security selection was the primary contributor, led by communication services, where our investment choices among media & entertainment firms helped most. Security selection in materials and health care also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Tencent Holdings (+44%). The company was the fund's biggest holding at period end. Outsized exposure to Meituan (+87%) helped as well. The stock was among our largest positions in 2024. An overweight in China Life Insurance (+55%) further contributed. The company was one of our more sizable holdings this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to developed markets detracted from the fund's relative return. Within the benchmark, picks in South Africa and Mexico notably detracted.
•By sector, the biggest detractors from performance versus the benchmark were security selection and an underweight in information technology. Picks in consumer staples and an overweight in materials also hurt.
•The biggest individual relative detractor was an overweight in Samsung Electronics (-40%), one of our largest holdings. Outsized exposure Wal Mart de Mexico (-35%) also hurt. This period we increased our investment in the stock, making it one of the fund's largest holdings.
•Meaningful changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, noteworthy shifts include decreased exposure to materials and a higher allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,003 $9,295 $13,700 $11,234 $14,544 $19,091 $18,677 $14,909 $16,350 $17,991 MSCI Emerging Markets Index $10,000 $8,512 $9,468 $13,003 $11,112 $13,164 $15,575 $15,182 $12,134 $13,330 $14,330 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 10.04% 4.35% 6.05% MSCI Emerging Markets Index 7.50% 1.71% 3.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,093,134,890
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ 9,193,754
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,093,134,890
Number of Holdings	57
Total Advisory Fee	$9,193,754
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.7 Information Technology 18.5 Consumer Discretionary 13.5 Communication Services 11.6 Industrials 9.8 Consumer Staples 7.1 Materials 6.5 Health Care 4.7 Energy 3.5 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 China 32.7 Taiwan 13.7 India 10.1 Korea (South) 9.8 Mexico 5.7 Brazil 5.4 South Africa 4.6 Greece 3.1 Hungary 2.8 Others 12.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 32.7 Taiwan - 13.7 India - 10.1 Korea (South) - 9.8 Mexico - 5.7 Brazil - 5.4 South Africa - 4.6 Greece - 3.1 Hungary - 2.8 Others - 12.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 9.3 Taiwan Semiconductor Manufacturing Co Ltd 8.6 Samsung Electronics Co Ltd 5.2 Wal-Mart de Mexico SAB de CV Series V 3.5 Tata Consultancy Services Ltd 3.2 Haier Smart Home Co Ltd A Shares (China) 3.1 Meituan B Shares 3.1 China Life Insurance Co Ltd H Shares 2.6 Credicorp Ltd 2.5 Powszechna Kasa Oszczednosci Bank Polski SA 2.5 43.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Index 500 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Index 500 Portfolio
Class Name	VIP Index 500 Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 11	0.09%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, information technology gained roughly 37% and contributed most to the fund's performance for the fiscal year. Financials, which gained about 31%, also helped, as did communication services, which advanced 40%, lifted by the media & entertainment industry (+41%). The consumer discretionary sector rose 30%, while industrials gained about 18% and consumer staples advanced 15%. Other contributors included the utilities (+23%), health care (+3%), energy (+6%), real estate (+5%) and materials (0%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+171%), from the semiconductors & semiconductor equipment industry. Within the same group, Broadcom (+111%) boosted the fund. Apple, within the technology hardware & equipment industry, gained roughly 31% and lifted the fund. Another notable contributor was Amazon.com (+44%), a stock in the consumer discretionary distribution & retail group. Lastly, in media & entertainment, Alphabet gained 36% and also contributed.
•Conversely, the biggest detractor was Intel (-60%), from the semiconductors & semiconductor equipment industry. Within the same category, Advanced Micro Devices (-18%) hurt the fund. Adobe (-25%), from the software & services group, hurt. Boeing, within the capital goods group, returned approximately -32% and hindered the fund. Lastly, in health care equipment & services, CVS Health (-41%) also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,133 $11,336 $13,796 $13,177 $17,308 $20,464 $26,312 $21,520 $27,157 $33,919 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 24.90% 14.40% 12.99% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,685,418,750
Holdings Count | shares	507
Advisory Fees Paid, Amount	$ 6,932,411
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$16,685,418,750
Number of Holdings	507
Total Advisory Fee	$6,932,411
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.4 Financials 13.6 Consumer Discretionary 11.2 Health Care 10.1 Communication Services 9.3 Industrials 8.1 Consumer Staples 5.5 Energy 3.2 Utilities 2.3 Real Estate 2.1 Materials 1.9 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.4 Ireland 0.4 China 0.1 Switzerland 0.1 Bailiwick Of Jersey 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Ireland - 0.4 China - 0.1 Switzerland - 0.1 Bailiwick Of Jersey - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.6 NVIDIA Corp 6.6 Microsoft Corp 6.4 Amazon.com Inc 4.1 Meta Platforms Inc Class A 2.6 Tesla Inc 2.3 Alphabet Inc Class A 2.2 Broadcom Inc 2.2 Alphabet Inc Class C 1.8 Berkshire Hathaway Inc Class B 1.7 37.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses

Effective June 1, 2024, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses

Effective June 1, 2024, the fund's expense contract was amended to reduce its total expenses.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Index 500 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Index 500 Portfolio
Class Name	VIP Index 500 Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 39	0.34%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, information technology gained roughly 37% and contributed most to the fund's performance for the fiscal year. Financials, which gained about 31%, also helped, as did communication services, which advanced 40%, lifted by the media & entertainment industry (+41%). The consumer discretionary sector rose 30%, while industrials gained about 18% and consumer staples advanced 15%. Other contributors included the utilities (+23%), health care (+3%), energy (+6%), real estate (+5%) and materials (0%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+171%), from the semiconductors & semiconductor equipment industry. Within the same group, Broadcom (+111%) boosted the fund. Apple, within the technology hardware & equipment industry, gained roughly 31% and lifted the fund. Another notable contributor was Amazon.com (+44%), a stock in the consumer discretionary distribution & retail group. Lastly, in media & entertainment, Alphabet gained 36% and also contributed.
•Conversely, the biggest detractor was Intel (-60%), from the semiconductors & semiconductor equipment industry. Within the same category, Advanced Micro Devices (-18%) hurt the fund. Adobe (-25%), from the software & services group, hurt. Boeing, within the capital goods group, returned approximately -32% and hindered the fund. Lastly, in health care equipment & services, CVS Health (-41%) also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $10,108 $11,279 $13,693 $13,046 $17,092 $20,160 $25,856 $21,094 $26,553 $33,081 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 24.59% 14.12% 12.71% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,685,418,750
Holdings Count | shares	507
Advisory Fees Paid, Amount	$ 6,932,411
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$16,685,418,750
Number of Holdings	507
Total Advisory Fee	$6,932,411
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.4 Financials 13.6 Consumer Discretionary 11.2 Health Care 10.1 Communication Services 9.3 Industrials 8.1 Consumer Staples 5.5 Energy 3.2 Utilities 2.3 Real Estate 2.1 Materials 1.9 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.4 Ireland 0.4 China 0.1 Switzerland 0.1 Bailiwick Of Jersey 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Ireland - 0.4 China - 0.1 Switzerland - 0.1 Bailiwick Of Jersey - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.6 NVIDIA Corp 6.6 Microsoft Corp 6.4 Amazon.com Inc 4.1 Meta Platforms Inc Class A 2.6 Tesla Inc 2.3 Alphabet Inc Class A 2.2 Broadcom Inc 2.2 Alphabet Inc Class C 1.8 Berkshire Hathaway Inc Class B 1.7 37.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

Effective June 1, 2024, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Expenses [Text Block]	Effective June 1, 2024, the fund's expense contract was amended to reduce its total expenses.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP International Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP International Index Portfolio
Class Name	VIP International Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, emerging markets, led by Taiwan (+30%), gained roughly 5% and contributed most to the fund's performance for the fiscal year, followed by Japan (+8%).
•By sector, financials gained 18% and contributed most. Information technology stocks also helped, gaining approximately 13%. The industrials sector rose 8%, boosted by the capital goods industry (+10%). Other contributors included the communication services (+15%) and consumer discretionary (+4%) sectors.
•Conversely, from a sector standpoint, materials returned roughly -13% and detracted most. Consumer staples (-7%), hampered by the food, beverage & tobacco industry (-10%), and energy (-5%) also hurt. Other detractors included the health care (-2%), real estate (-4%) and utilities (-2%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwam Semiconductor Manufacturing (+72%), from the semiconductors & semiconductor equipment category. Tencent Holdings (+44%), from the media & entertainment category, boosted the fund. In software & services, SAP gained about 61% and boosted the fund. Hitachi, within the capital goods category, gained approximately 75% and boosted the fund. Lastly, Recruit Holdings, within the commercial & professional services group, gained 68% and also helped.
•In contrast, the biggest detractor was Samsung Electronics (-39%), from the technology hardware & equipment group. In food, beverage & tobacco, Nestle (-27%) hurt the fund's performance. Novo-Nordisk, within the pharmaceuticals, biotechnology & life sciences industry, returned about -15% and detracted. BHP, within the materials sector, returned -25% and detracted. Lastly, PDD, within the consumer discretionary distribution & retail category, returned -34% and also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 17, 2018 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $8,545 $10,354 $11,425 $12,279 $10,288 $11,922 Fidelity Global ex U.S. Index℠ $10,000 $8,593 $10,490 $11,666 $12,637 $10,616 $12,386 MSCI ACWI (All Country World Index) ex USA Index $10,000 $8,549 $10,407 $11,533 $12,454 $10,478 $12,135 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 2 4.82% 3.83% 3.38% Fidelity Global ex U.S. Index℠ 5.70% 4.53% 4.10% MSCI ACWI (All Country World Index) ex USA Index 5.72% 4.27% 3.78% A From April 17, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 612,795,347
Holdings Count | shares	2,236
Advisory Fees Paid, Amount	$ 829,632
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$612,795,347
Number of Holdings	2,236
Total Advisory Fee	$829,632
Portfolio Turnover	5%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.2 Industrials 14.2 Information Technology 13.5 Consumer Discretionary 10.8 Health Care 7.8 Consumer Staples 6.7 Materials 5.9 Communication Services 5.4 Energy 4.4 Utilities 2.8 Real Estate 1.8 Common Stocks 97.2 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 Japan 16.8 United States 8.9 Canada 7.7 United Kingdom 7.1 China 6.7 Taiwan 6.0 Germany 5.3 France 5.2 Australia 4.7 Others 31.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.8 United States - 8.9 Canada - 7.7 United Kingdom - 7.1 China - 6.7 Taiwan - 6.0 Germany - 5.3 France - 5.2 Australia - 4.7 Others - 31.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.0 Tencent Holdings Ltd 1.2 ASML Holding NV 1.1 Novo Nordisk A/S Series B 1.0 Toyota Motor Corp 1.0 SAP SE 0.9 Nestle SA 0.8 Roche Holding AG 0.8 Astrazeneca PLC 0.7 Shell PLC 0.7 11.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Contrafund Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 74	0.63%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by information technology, where our picks in semiconductors & semiconductor equipment helped most. Picks and an overweight in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also helping our relative result was security selection in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Nvidia (+171%), the biggest holding at period end. A second notable relative contributor was an overweight in Meta Platforms (+66%). The company was the largest holding this period. An overweight in Netflix (+83%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Also hurting our result was stock picking in energy and financials. Lastly, the fund's position in cash hurt.
•The biggest individual relative detractor was an underweight in Tesla (+63%). This period we increased our investment in Tesla. A second notable relative detractor was an overweight in Regeneron Pharmaceuticals (-19%). An overweight in UnitedHealth Group (-2%) also hurt. This period we decreased our position in UnitedHealth Group, which was one of our biggest holdings this period.
•Notable changes in positioning include higher allocations to the industrials and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,056 $10,855 $13,223 $12,364 $16,258 $21,213 $27,098 $19,950 $26,605 $35,570 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 33.70% 16.95% 13.53% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,313,301,654
Holdings Count | shares	404
Advisory Fees Paid, Amount	$ 131,069,389
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$25,313,301,654
Number of Holdings	404
Total Advisory Fee	$131,069,389
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.6 Communication Services 18.6 Financials 15.5 Health Care 11.1 Consumer Discretionary 11.0 Industrials 10.1 Consumer Staples 2.1 Energy 1.5 Materials 0.9 Utilities 0.8 Real Estate 0.2 Common Stocks 97.4 Preferred Stocks 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 94.9 Canada 1.5 Taiwan 0.9 Netherlands 0.6 China 0.4 United Kingdom 0.3 Israel 0.2 Korea (South) 0.2 Brazil 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.9 Canada - 1.5 Taiwan - 0.9 Netherlands - 0.6 China - 0.4 United Kingdom - 0.3 Israel - 0.2 Korea (South) - 0.2 Brazil - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 9.0 Meta Platforms Inc Class A 8.6 Alphabet Inc Class C 5.8 Microsoft Corp 5.8 Amazon.com Inc 5.4 Berkshire Hathaway Inc Class B 4.3 Apple Inc 3.7 Eli Lilly & Co 2.7 Netflix Inc 2.1 Costco Wholesale Corp 1.3 48.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Extended Market Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Extended Market Index Portfolio
Class Name	VIP Extended Market Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, financials gained roughly 26% and contributed most to the fund's performance for the fiscal year. Industrials, which gained approximately 14%, also helped, benefiting from the capital goods industry (+17%), as did information technology, which advanced 14%. The consumer discretionary sector rose 8%, while utilities gained 25% and health care advanced 4%. Other contributors included the real estate (+7%), consumer staples (+9%), communication services (+7%), energy (+5%) and materials (+2%) sectors.
•Turning to individual stocks, the biggest contributor was Super Micro Computer (+151%), from the technology hardware & equipment group. Carvana, within the consumer discretionary distribution & retail category, gained 284% and boosted the fund. Robinhood Markets (+192%), from the financial services industry, lifted the fund. Texas Pacific Land (+115%), from the energy sector, lifted the fund. Lastly, in capital goods, Emcor gained 111% and also helped.
•In contrast, the biggest detractor was Rivian Automotive (-43%), from the automobiles & components group. Five Below (-51%), from the consumer discretionary distribution & retail group, hurt the fund. Cleveland-Cliffs (-54%), from the materials sector, detracted. Flagstar Financial, within the banks category, returned -69% and detracted. Lastly, UiPath (-49%), a stock in the software & services group, also hurt the fund's performance

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 17, 2018 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $8,891 $11,153 $12,958 $15,671 $12,803 $14,994 Fidelity U.S. Extended Investable Market Index℠ $10,000 $8,914 $11,260 $13,132 $15,951 $13,057 $15,396 S&P 500® Index $10,000 $9,394 $12,351 $14,624 $18,822 $15,413 $19,465 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 2 12.03% 8.53% 8.03% Fidelity U.S. Extended Investable Market Index℠ 12.31% 8.96% 8.50% S&P 500® Index 25.02% 14.53% 14.17% A From April 17, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 285,231,260
Holdings Count | shares	2,055
Advisory Fees Paid, Amount	$ 246,777
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$285,231,260
Number of Holdings	2,055
Total Advisory Fee	$246,777
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.3 Financials 17.8 Consumer Discretionary 12.2 Information Technology 11.6 Health Care 11.3 Real Estate 6.3 Materials 4.8 Energy 4.6 Consumer Staples 3.7 Communication Services 3.2 Utilities 2.4 Common Stocks 97.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 United States 98.4 United Kingdom 0.4 Puerto Rico 0.3 Bermuda 0.3 Sweden 0.1 Thailand 0.1 Switzerland 0.1 Argentina 0.1 Belgium 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.4 United Kingdom - 0.4 Puerto Rico - 0.3 Bermuda - 0.3 Sweden - 0.1 Thailand - 0.1 Switzerland - 0.1 Argentina - 0.1 Belgium - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eqt Corp 0.5 Robinhood Markets Inc Class A 0.5 Carvana Co Class A 0.5 Smurfit WestRock PLC 0.4 EMCOR Group Inc 0.4 Texas Pacific Land Corp 0.4 Expand Energy Corp 0.4 Live Nation Entertainment Inc 0.4 Natera Inc 0.4 Lennox International Inc 0.4 4.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Index 500 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Index 500 Portfolio
Class Name	VIP Index 500 Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, information technology gained roughly 37% and contributed most to the fund's performance for the fiscal year. Financials, which gained about 31%, also helped, as did communication services, which advanced 40%, lifted by the media & entertainment industry (+41%). The consumer discretionary sector rose 30%, while industrials gained about 18% and consumer staples advanced 15%. Other contributors included the utilities (+23%), health care (+3%), energy (+6%), real estate (+5%) and materials (0%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+171%), from the semiconductors & semiconductor equipment industry. Within the same group, Broadcom (+111%) boosted the fund. Apple, within the technology hardware & equipment industry, gained roughly 31% and lifted the fund. Another notable contributor was Amazon.com (+44%), a stock in the consumer discretionary distribution & retail group. Lastly, in media & entertainment, Alphabet gained 36% and also contributed.
•Conversely, the biggest detractor was Intel (-60%), from the semiconductors & semiconductor equipment industry. Within the same category, Advanced Micro Devices (-18%) hurt the fund. Adobe (-25%), from the software & services group, hurt. Boeing, within the capital goods group, returned approximately -32% and hindered the fund. Lastly, in health care equipment & services, CVS Health (-41%) also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,124 $11,313 $13,755 $13,124 $17,221 $20,342 $26,129 $21,349 $26,914 $33,581 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 24.77% 14.29% 12.88% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,685,418,750
Holdings Count | shares	507
Advisory Fees Paid, Amount	$ 6,932,411
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$16,685,418,750
Number of Holdings	507
Total Advisory Fee	$6,932,411
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.4 Financials 13.6 Consumer Discretionary 11.2 Health Care 10.1 Communication Services 9.3 Industrials 8.1 Consumer Staples 5.5 Energy 3.2 Utilities 2.3 Real Estate 2.1 Materials 1.9 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.4 Ireland 0.4 China 0.1 Switzerland 0.1 Bailiwick Of Jersey 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Ireland - 0.4 China - 0.1 Switzerland - 0.1 Bailiwick Of Jersey - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.6 NVIDIA Corp 6.6 Microsoft Corp 6.4 Amazon.com Inc 4.1 Meta Platforms Inc Class A 2.6 Tesla Inc 2.3 Alphabet Inc Class A 2.2 Broadcom Inc 2.2 Alphabet Inc Class C 1.8 Berkshire Hathaway Inc Class B 1.7 37.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses

Effective June 1, 2024, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses

Effective June 1, 2024, the fund's expense contract was amended to reduce its total expenses.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Total Market Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Total Market Index Portfolio
Class Name	VIP Total Market Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 24	0.21%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, information technology gained roughly 36% and contributed most to the fund's performance for the fiscal year. Financials, which gained roughly 31%, also helped, as did communication services, which advanced 38%, lifted by the media & entertainment industry (+39%). The consumer discretionary sector rose roughly 27%, while industrials gained 17% and consumer staples advanced roughly 15%. Other contributors included the utilities (+23%), health care (+3%), energy (+6%), real estate (+5%) and materials (+0%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+171%), from the semiconductors & semiconductor equipment industry. From the same group, Broadcom (+110%) lifted the fund. Another notable contributor was Apple (+31%), a stock in the technology hardware & equipment category. In consumer discretionary distribution & retail, Amazon.com (+44%) boosted the fund. Lastly, Alphabet (+36%), a stock in the media & entertainment category, also contributed.
•Conversely, the biggest detractor was Intel (-60%), from the semiconductors & semiconductor equipment industry. From the same group, Advanced Micro Devices (-18%) detracted. In software & services, Adobe returned about -25% and hurt. Boeing (-32%), from the capital goods category, hurt the fund's performance. Lastly, CVS Health (-41%), from the health care equipment & services industry, also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $11,236 $13,506 $16,957 $13,679 $17,228 Fidelity U.S. Total Investable Market Index℠ $10,000 $11,261 $13,574 $17,108 $13,822 $17,437 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 23.58% 13.64% 14.10% Fidelity U.S. Total Investable Market Index℠ 23.88% 13.91% 14.39% S&P 500® Index 25.02% 14.53% 15.07% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,189,118,361
Holdings Count | shares	2,563
Advisory Fees Paid, Amount	$ 930,037
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,189,118,361
Number of Holdings	2,563
Total Advisory Fee	$930,037
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.2 Financials 13.8 Consumer Discretionary 11.0 Health Care 10.0 Industrials 9.1 Communication Services 8.6 Consumer Staples 5.1 Energy 3.2 Real Estate 2.4 Utilities 2.2 Materials 2.1 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 99.4 Ireland 0.4 China 0.1 Switzerland 0.1 United Kingdom 0.0 Canada 0.0 Bailiwick Of Jersey 0.0 Puerto Rico 0.0 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Ireland - 0.4 China - 0.1 Switzerland - 0.1 United Kingdom - 0.0 Canada - 0.0 Bailiwick Of Jersey - 0.0 Puerto Rico - 0.0 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.6 NVIDIA Corp 5.8 Microsoft Corp 5.5 Amazon.com Inc 3.5 Meta Platforms Inc Class A 2.2 Alphabet Inc Class A 2.0 Broadcom Inc 2.0 Tesla Inc 1.9 Alphabet Inc Class C 1.6 Berkshire Hathaway Inc Class B 1.5 32.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Total Market Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Total Market Index Portfolio
Class Name	VIP Total Market Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 41	0.36%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, information technology gained roughly 36% and contributed most to the fund's performance for the fiscal year. Financials, which gained roughly 31%, also helped, as did communication services, which advanced 38%, lifted by the media & entertainment industry (+39%). The consumer discretionary sector rose roughly 27%, while industrials gained 17% and consumer staples advanced roughly 15%. Other contributors included the utilities (+23%), health care (+3%), energy (+6%), real estate (+5%) and materials (+0%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+171%), from the semiconductors & semiconductor equipment industry. From the same group, Broadcom (+110%) lifted the fund. Another notable contributor was Apple (+31%), a stock in the technology hardware & equipment category. In consumer discretionary distribution & retail, Amazon.com (+44%) boosted the fund. Lastly, Alphabet (+36%), a stock in the media & entertainment category, also contributed.
•Conversely, the biggest detractor was Intel (-60%), from the semiconductors & semiconductor equipment industry. From the same group, Advanced Micro Devices (-18%) detracted. In software & services, Adobe returned about -25% and hurt. Boeing (-32%), from the capital goods category, hurt the fund's performance. Lastly, CVS Health (-41%), from the health care equipment & services industry, also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 17, 2018 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,304 $12,136 $14,561 $18,256 $14,713 $18,494 Fidelity U.S. Total Investable Market Index℠ $10,000 $9,303 $12,188 $14,691 $18,516 $14,960 $18,872 S&P 500® Index $10,000 $9,394 $12,351 $14,624 $18,822 $15,413 $19,465 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 2 23.38% 13.46% 13.08% Fidelity U.S. Total Investable Market Index℠ 23.88% 13.91% 13.49% S&P 500® Index 25.02% 14.53% 14.17% A From April 17, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,189,118,361
Holdings Count | shares	2,563
Advisory Fees Paid, Amount	$ 930,037
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,189,118,361
Number of Holdings	2,563
Total Advisory Fee	$930,037
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.2 Financials 13.8 Consumer Discretionary 11.0 Health Care 10.0 Industrials 9.1 Communication Services 8.6 Consumer Staples 5.1 Energy 3.2 Real Estate 2.4 Utilities 2.2 Materials 2.1 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 99.4 Ireland 0.4 China 0.1 Switzerland 0.1 United Kingdom 0.0 Canada 0.0 Bailiwick Of Jersey 0.0 Puerto Rico 0.0 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Ireland - 0.4 China - 0.1 Switzerland - 0.1 United Kingdom - 0.0 Canada - 0.0 Bailiwick Of Jersey - 0.0 Puerto Rico - 0.0 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.6 NVIDIA Corp 5.8 Microsoft Corp 5.5 Amazon.com Inc 3.5 Meta Platforms Inc Class A 2.2 Alphabet Inc Class A 2.0 Broadcom Inc 2.0 Tesla Inc 1.9 Alphabet Inc Class C 1.6 Berkshire Hathaway Inc Class B 1.5 32.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Emerging Markets Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 119	1.14%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, emerging-markets stock picks in Asia and Europe contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the year.
•By sector, security selection was the primary contributor, led by communication services, where our investment choices among media & entertainment firms helped most. Security selection in materials and health care also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Tencent Holdings (+44%). The company was the fund's biggest holding at period end. Outsized exposure to Meituan (+87%) helped as well. The stock was among our largest positions in 2024. An overweight in China Life Insurance (+55%) further contributed. The company was one of our more sizable holdings this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to developed markets detracted from the fund's relative return. Within the benchmark, picks in South Africa and Mexico notably detracted.
•By sector, the biggest detractors from performance versus the benchmark were security selection and an underweight in information technology. Picks in consumer staples and an overweight in materials also hurt.
•The biggest individual relative detractor was an overweight in Samsung Electronics (-40%), one of our largest holdings. Outsized exposure Wal Mart de Mexico (-35%) also hurt. This period we increased our investment in the stock, making it one of the fund's largest holdings.
•Meaningful changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, noteworthy shifts include decreased exposure to materials and a higher allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $8,969 $9,234 $13,578 $11,112 $14,356 $18,789 $18,336 $14,601 $15,986 $17,538 MSCI Emerging Markets Index $10,000 $8,512 $9,468 $13,003 $11,112 $13,164 $15,575 $15,182 $12,134 $13,330 $14,330 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 9.71% 4.09% 5.78% MSCI Emerging Markets Index 7.50% 1.71% 3.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,093,134,890
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ 9,193,754
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,093,134,890
Number of Holdings	57
Total Advisory Fee	$9,193,754
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.7 Information Technology 18.5 Consumer Discretionary 13.5 Communication Services 11.6 Industrials 9.8 Consumer Staples 7.1 Materials 6.5 Health Care 4.7 Energy 3.5 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 China 32.7 Taiwan 13.7 India 10.1 Korea (South) 9.8 Mexico 5.7 Brazil 5.4 South Africa 4.6 Greece 3.1 Hungary 2.8 Others 12.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 32.7 Taiwan - 13.7 India - 10.1 Korea (South) - 9.8 Mexico - 5.7 Brazil - 5.4 South Africa - 4.6 Greece - 3.1 Hungary - 2.8 Others - 12.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 9.3 Taiwan Semiconductor Manufacturing Co Ltd 8.6 Samsung Electronics Co Ltd 5.2 Wal-Mart de Mexico SAB de CV Series V 3.5 Tata Consultancy Services Ltd 3.2 Haier Smart Home Co Ltd A Shares (China) 3.1 Meituan B Shares 3.1 China Life Insurance Co Ltd H Shares 2.6 Credicorp Ltd 2.5 Powszechna Kasa Oszczednosci Bank Polski SA 2.5 43.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Emerging Markets Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, emerging-markets stock picks in Asia and Europe contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the year.
•By sector, security selection was the primary contributor, led by communication services, where our investment choices among media & entertainment firms helped most. Security selection in materials and health care also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Tencent Holdings (+44%). The company was the fund's biggest holding at period end. Outsized exposure to Meituan (+87%) helped as well. The stock was among our largest positions in 2024. An overweight in China Life Insurance (+55%) further contributed. The company was one of our more sizable holdings this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to developed markets detracted from the fund's relative return. Within the benchmark, picks in South Africa and Mexico notably detracted.
•By sector, the biggest detractors from performance versus the benchmark were security selection and an underweight in information technology. Picks in consumer staples and an overweight in materials also hurt.
•The biggest individual relative detractor was an overweight in Samsung Electronics (-40%), one of our largest holdings. Outsized exposure Wal Mart de Mexico (-35%) also hurt. This period we increased our investment in the stock, making it one of the fund's largest holdings.
•Meaningful changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, noteworthy shifts include decreased exposure to materials and a higher allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $8,985 $9,266 $13,639 $11,181 $14,458 $18,964 $18,531 $14,777 $16,197 $17,796 MSCI Emerging Markets Index $10,000 $8,512 $9,468 $13,003 $11,112 $13,164 $15,575 $15,182 $12,134 $13,330 $14,330 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 9.87% 4.24% 5.93% MSCI Emerging Markets Index 7.50% 1.71% 3.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,093,134,890
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ 9,193,754
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,093,134,890
Number of Holdings	57
Total Advisory Fee	$9,193,754
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.7 Information Technology 18.5 Consumer Discretionary 13.5 Communication Services 11.6 Industrials 9.8 Consumer Staples 7.1 Materials 6.5 Health Care 4.7 Energy 3.5 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 China 32.7 Taiwan 13.7 India 10.1 Korea (South) 9.8 Mexico 5.7 Brazil 5.4 South Africa 4.6 Greece 3.1 Hungary 2.8 Others 12.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 32.7 Taiwan - 13.7 India - 10.1 Korea (South) - 9.8 Mexico - 5.7 Brazil - 5.4 South Africa - 4.6 Greece - 3.1 Hungary - 2.8 Others - 12.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 9.3 Taiwan Semiconductor Manufacturing Co Ltd 8.6 Samsung Electronics Co Ltd 5.2 Wal-Mart de Mexico SAB de CV Series V 3.5 Tata Consultancy Services Ltd 3.2 Haier Smart Home Co Ltd A Shares (China) 3.1 Meituan B Shares 3.1 China Life Insurance Co Ltd H Shares 2.6 Credicorp Ltd 2.5 Powszechna Kasa Oszczednosci Bank Polski SA 2.5 43.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP International Capital Appreciation Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, foreign stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, a non-benchmark allocation to the United States, along with picks in Taiwan and Europe ex U.K., primarily in Germany, contributed to the fund's performance versus the MSCI All Country World ex USA Net MA (1-Nov-2001) Linked Index for the year.
•By sector, an overweight in information technology, especially in the semiconductors & semiconductor equipment industry, helped most. Stock picks in materials also boosted relative performance.
•The top individual relative contributor was our non-benchmark stake in Nvidia (+164%). The stock was not held at period end. An out-of-index position in Broadcom gained approximately 64% and helped as well. This was an investment we established in 2024. An overweight in Taiwan Semiconductor Manufacturing (+72%) further bolstered performance and was the fund's largest holding.
•In contrast, from a regional standpoint, picks and an underweight in Japan and stock selection in Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection among health care firms. Stock picks in consumer staples also hampered the fund's result.
•The biggest individual relative detractor was our stake in OBIC (-28%). The stock was not held at period end. An underweight in Shopify (+36%) also hurt. Outsized exposure to Dassault Systèmes (-25%) also weighed on performance. The stock was not held at period end.
•Notable changes in positioning include increased exposure to China and Germany. By sector, meaningful shifts include increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,322 $10,014 $13,665 $11,923 $15,896 $19,423 $21,829 $16,067 $20,485 $22,164 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,446 $9,889 $12,599 $10,830 $13,184 $14,609 $15,776 $13,273 $15,372 $16,251 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 8.19% 6.87% 8.28% MSCI ACWI (All Country World Index) ex USA Index 5.72% 4.27% 4.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 696,025,885
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 5,236,062
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$696,025,885
Number of Holdings	63
Total Advisory Fee	$5,236,062
Portfolio Turnover	74%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.4 Financials 24.8 Information Technology 16.1 Consumer Discretionary 13.1 Materials 7.2 Health Care 4.7 Communication Services 4.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 21.1 United Kingdom 10.3 France 9.6 Japan 8.5 India 7.7 China 7.1 Germany 5.8 Netherlands 5.4 Canada 4.7 Others 19.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 21.1 United Kingdom - 10.3 France - 9.6 Japan - 8.5 India - 7.7 China - 7.1 Germany - 5.8 Netherlands - 5.4 Canada - 4.7 Others - 19.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.6 Tencent Holdings Ltd 2.7 SAP SE 2.6 ASML Holding NV 2.5 Novo Nordisk A/S Series B 2.4 LVMH Moet Hennessy Louis Vuitton SE 2.4 Schneider Electric SE 2.1 Hitachi Ltd 1.9 Hermes International SCA 1.8 Recruit Holdings Co Ltd 1.8 24.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP International Capital Appreciation Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, foreign stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, a non-benchmark allocation to the United States, along with picks in Taiwan and Europe ex U.K., primarily in Germany, contributed to the fund's performance versus the MSCI All Country World ex USA Net MA (1-Nov-2001) Linked Index for the year.
•By sector, an overweight in information technology, especially in the semiconductors & semiconductor equipment industry, helped most. Stock picks in materials also boosted relative performance.
•The top individual relative contributor was our non-benchmark stake in Nvidia (+164%). The stock was not held at period end. An out-of-index position in Broadcom gained approximately 64% and helped as well. This was an investment we established in 2024. An overweight in Taiwan Semiconductor Manufacturing (+72%) further bolstered performance and was the fund's largest holding.
•In contrast, from a regional standpoint, picks and an underweight in Japan and stock selection in Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection among health care firms. Stock picks in consumer staples also hampered the fund's result.
•The biggest individual relative detractor was our stake in OBIC (-28%). The stock was not held at period end. An underweight in Shopify (+36%) also hurt. Outsized exposure to Dassault Systèmes (-25%) also weighed on performance. The stock was not held at period end.
•Notable changes in positioning include increased exposure to China and Germany. By sector, meaningful shifts include increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $10,296 $9,969 $13,567 $11,806 $15,694 $19,133 $21,450 $15,750 $20,031 $21,618 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,446 $9,889 $12,599 $10,830 $13,184 $14,609 $15,776 $13,273 $15,372 $16,251 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 7.92% 6.61% 8.01% MSCI ACWI (All Country World Index) ex USA Index 5.72% 4.27% 4.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 696,025,885
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 5,236,062
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$696,025,885
Number of Holdings	63
Total Advisory Fee	$5,236,062
Portfolio Turnover	74%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.4 Financials 24.8 Information Technology 16.1 Consumer Discretionary 13.1 Materials 7.2 Health Care 4.7 Communication Services 4.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 21.1 United Kingdom 10.3 France 9.6 Japan 8.5 India 7.7 China 7.1 Germany 5.8 Netherlands 5.4 Canada 4.7 Others 19.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 21.1 United Kingdom - 10.3 France - 9.6 Japan - 8.5 India - 7.7 China - 7.1 Germany - 5.8 Netherlands - 5.4 Canada - 4.7 Others - 19.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.6 Tencent Holdings Ltd 2.7 SAP SE 2.6 ASML Holding NV 2.5 Novo Nordisk A/S Series B 2.4 LVMH Moet Hennessy Louis Vuitton SE 2.4 Schneider Electric SE 2.1 Hitachi Ltd 1.9 Hermes International SCA 1.8 Recruit Holdings Co Ltd 1.8 24.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP International Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP International Index Portfolio
Class Name	VIP International Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, emerging markets, led by Taiwan (+30%), gained roughly 5% and contributed most to the fund's performance for the fiscal year, followed by Japan (+8%).
•By sector, financials gained 18% and contributed most. Information technology stocks also helped, gaining approximately 13%. The industrials sector rose 8%, boosted by the capital goods industry (+10%). Other contributors included the communication services (+15%) and consumer discretionary (+4%) sectors.
•Conversely, from a sector standpoint, materials returned roughly -13% and detracted most. Consumer staples (-7%), hampered by the food, beverage & tobacco industry (-10%), and energy (-5%) also hurt. Other detractors included the health care (-2%), real estate (-4%) and utilities (-2%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwam Semiconductor Manufacturing (+72%), from the semiconductors & semiconductor equipment category. Tencent Holdings (+44%), from the media & entertainment category, boosted the fund. In software & services, SAP gained about 61% and boosted the fund. Hitachi, within the capital goods category, gained approximately 75% and boosted the fund. Lastly, Recruit Holdings, within the commercial & professional services group, gained 68% and also helped.
•In contrast, the biggest detractor was Samsung Electronics (-39%), from the technology hardware & equipment group. In food, beverage & tobacco, Nestle (-27%) hurt the fund's performance. Novo-Nordisk, within the pharmaceuticals, biotechnology & life sciences industry, returned about -15% and detracted. BHP, within the materials sector, returned -25% and detracted. Lastly, PDD, within the consumer discretionary distribution & retail category, returned -34% and also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,815 $11,961 $12,876 $10,799 $12,531 Fidelity Global ex U.S. Index℠ $10,000 $10,852 $12,068 $13,073 $10,982 $12,813 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,793 $11,960 $12,915 $10,866 $12,585 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 5.01% 4.00% 4.91% Fidelity Global ex U.S. Index℠ 5.70% 4.53% 5.44% MSCI ACWI (All Country World Index) ex USA Index 5.72% 4.27% 5.11% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 612,795,347
Holdings Count | shares	2,236
Advisory Fees Paid, Amount	$ 829,632
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$612,795,347
Number of Holdings	2,236
Total Advisory Fee	$829,632
Portfolio Turnover	5%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.2 Industrials 14.2 Information Technology 13.5 Consumer Discretionary 10.8 Health Care 7.8 Consumer Staples 6.7 Materials 5.9 Communication Services 5.4 Energy 4.4 Utilities 2.8 Real Estate 1.8 Common Stocks 97.2 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 Japan 16.8 United States 8.9 Canada 7.7 United Kingdom 7.1 China 6.7 Taiwan 6.0 Germany 5.3 France 5.2 Australia 4.7 Others 31.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.8 United States - 8.9 Canada - 7.7 United Kingdom - 7.1 China - 6.7 Taiwan - 6.0 Germany - 5.3 France - 5.2 Australia - 4.7 Others - 31.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.0 Tencent Holdings Ltd 1.2 ASML Holding NV 1.1 Novo Nordisk A/S Series B 1.0 Toyota Motor Corp 1.0 SAP SE 0.9 Nestle SA 0.8 Roche Holding AG 0.8 Astrazeneca PLC 0.7 Shell PLC 0.7 11.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Total Market Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Total Market Index Portfolio
Class Name	VIP Total Market Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, information technology gained roughly 36% and contributed most to the fund's performance for the fiscal year. Financials, which gained roughly 31%, also helped, as did communication services, which advanced 38%, lifted by the media & entertainment industry (+39%). The consumer discretionary sector rose roughly 27%, while industrials gained 17% and consumer staples advanced roughly 15%. Other contributors included the utilities (+23%), health care (+3%), energy (+6%), real estate (+5%) and materials (+0%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+171%), from the semiconductors & semiconductor equipment industry. From the same group, Broadcom (+110%) lifted the fund. Another notable contributor was Apple (+31%), a stock in the technology hardware & equipment category. In consumer discretionary distribution & retail, Amazon.com (+44%) boosted the fund. Lastly, Alphabet (+36%), a stock in the media & entertainment category, also contributed.
•Conversely, the biggest detractor was Intel (-60%), from the semiconductors & semiconductor equipment industry. From the same group, Advanced Micro Devices (-18%) detracted. In software & services, Adobe returned about -25% and hurt. Boeing (-32%), from the capital goods category, hurt the fund's performance. Lastly, CVS Health (-41%), from the health care equipment & services industry, also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 17, 2018 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,324 $12,186 $14,660 $18,426 $14,885 $18,765 Fidelity U.S. Total Investable Market Index℠ $10,000 $9,303 $12,188 $14,691 $18,516 $14,960 $18,872 S&P 500® Index $10,000 $9,394 $12,351 $14,624 $18,822 $15,413 $19,465 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Initial Class 23.69% 13.75% 13.37% Fidelity U.S. Total Investable Market Index℠ 23.88% 13.91% 13.49% S&P 500® Index 25.02% 14.53% 14.17% A From April 17, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,189,118,361
Holdings Count | shares	2,563
Advisory Fees Paid, Amount	$ 930,037
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,189,118,361
Number of Holdings	2,563
Total Advisory Fee	$930,037
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.2 Financials 13.8 Consumer Discretionary 11.0 Health Care 10.0 Industrials 9.1 Communication Services 8.6 Consumer Staples 5.1 Energy 3.2 Real Estate 2.4 Utilities 2.2 Materials 2.1 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 99.4 Ireland 0.4 China 0.1 Switzerland 0.1 United Kingdom 0.0 Canada 0.0 Bailiwick Of Jersey 0.0 Puerto Rico 0.0 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Ireland - 0.4 China - 0.1 Switzerland - 0.1 United Kingdom - 0.0 Canada - 0.0 Bailiwick Of Jersey - 0.0 Puerto Rico - 0.0 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.6 NVIDIA Corp 5.8 Microsoft Corp 5.5 Amazon.com Inc 3.5 Meta Platforms Inc Class A 2.2 Alphabet Inc Class A 2.0 Broadcom Inc 2.0 Tesla Inc 1.9 Alphabet Inc Class C 1.6 Berkshire Hathaway Inc Class B 1.5 32.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Contrafund Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 65	0.56%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by information technology, where our picks in semiconductors & semiconductor equipment helped most. Picks and an overweight in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also helping our relative result was security selection in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Nvidia (+171%), the biggest holding at period end. A second notable relative contributor was an overweight in Meta Platforms (+66%). The company was the largest holding this period. An overweight in Netflix (+83%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Also hurting our result was stock picking in energy and financials. Lastly, the fund's position in cash hurt.
•The biggest individual relative detractor was an underweight in Tesla (+63%). This period we increased our investment in Tesla. A second notable relative detractor was an overweight in Regeneron Pharmaceuticals (-19%). An overweight in UnitedHealth Group (-2%) also hurt. This period we decreased our position in UnitedHealth Group, which was one of our biggest holdings this period.
•Notable changes in positioning include higher allocations to the industrials and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,064 $10,873 $13,252 $12,407 $16,324 $21,314 $27,247 $20,078 $26,794 $35,847 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 33.79% 17.04% 13.62% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,313,301,654
Holdings Count | shares	404
Advisory Fees Paid, Amount	$ 131,069,389
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$25,313,301,654
Number of Holdings	404
Total Advisory Fee	$131,069,389
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.6 Communication Services 18.6 Financials 15.5 Health Care 11.1 Consumer Discretionary 11.0 Industrials 10.1 Consumer Staples 2.1 Energy 1.5 Materials 0.9 Utilities 0.8 Real Estate 0.2 Common Stocks 97.4 Preferred Stocks 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 94.9 Canada 1.5 Taiwan 0.9 Netherlands 0.6 China 0.4 United Kingdom 0.3 Israel 0.2 Korea (South) 0.2 Brazil 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.9 Canada - 1.5 Taiwan - 0.9 Netherlands - 0.6 China - 0.4 United Kingdom - 0.3 Israel - 0.2 Korea (South) - 0.2 Brazil - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 9.0 Meta Platforms Inc Class A 8.6 Alphabet Inc Class C 5.8 Microsoft Corp 5.8 Amazon.com Inc 5.4 Berkshire Hathaway Inc Class B 4.3 Apple Inc 3.7 Eli Lilly & Co 2.7 Netflix Inc 2.1 Costco Wholesale Corp 1.3 48.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Extended Market Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Extended Market Index Portfolio
Class Name	VIP Extended Market Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, financials gained roughly 26% and contributed most to the fund's performance for the fiscal year. Industrials, which gained approximately 14%, also helped, benefiting from the capital goods industry (+17%), as did information technology, which advanced 14%. The consumer discretionary sector rose 8%, while utilities gained 25% and health care advanced 4%. Other contributors included the real estate (+7%), consumer staples (+9%), communication services (+7%), energy (+5%) and materials (+2%) sectors.
•Turning to individual stocks, the biggest contributor was Super Micro Computer (+151%), from the technology hardware & equipment group. Carvana, within the consumer discretionary distribution & retail category, gained 284% and boosted the fund. Robinhood Markets (+192%), from the financial services industry, lifted the fund. Texas Pacific Land (+115%), from the energy sector, lifted the fund. Lastly, in capital goods, Emcor gained 111% and also helped.
•In contrast, the biggest detractor was Rivian Automotive (-43%), from the automobiles & components group. Five Below (-51%), from the consumer discretionary distribution & retail group, hurt the fund. Cleveland-Cliffs (-54%), from the materials sector, detracted. Flagstar Financial, within the banks category, returned -69% and detracted. Lastly, UiPath (-49%), a stock in the software & services group, also hurt the fund's performance

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,624 $12,364 $14,980 $12,250 $14,374 Fidelity U.S. Extended Investable Market Index℠ $10,000 $10,672 $12,446 $15,118 $12,374 $14,591 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 12.19% 8.70% 8.70% Fidelity U.S. Extended Investable Market Index℠ 12.31% 8.96% 9.00% S&P 500® Index 25.02% 14.53% 15.07% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 285,231,260
Holdings Count | shares	2,055
Advisory Fees Paid, Amount	$ 246,777
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$285,231,260
Number of Holdings	2,055
Total Advisory Fee	$246,777
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.3 Financials 17.8 Consumer Discretionary 12.2 Information Technology 11.6 Health Care 11.3 Real Estate 6.3 Materials 4.8 Energy 4.6 Consumer Staples 3.7 Communication Services 3.2 Utilities 2.4 Common Stocks 97.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 United States 98.4 United Kingdom 0.4 Puerto Rico 0.3 Bermuda 0.3 Sweden 0.1 Thailand 0.1 Switzerland 0.1 Argentina 0.1 Belgium 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.4 United Kingdom - 0.4 Puerto Rico - 0.3 Bermuda - 0.3 Sweden - 0.1 Thailand - 0.1 Switzerland - 0.1 Argentina - 0.1 Belgium - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eqt Corp 0.5 Robinhood Markets Inc Class A 0.5 Carvana Co Class A 0.5 Smurfit WestRock PLC 0.4 EMCOR Group Inc 0.4 Texas Pacific Land Corp 0.4 Expand Energy Corp 0.4 Live Nation Entertainment Inc 0.4 Natera Inc 0.4 Lennox International Inc 0.4 4.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP International Capital Appreciation Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, foreign stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, a non-benchmark allocation to the United States, along with picks in Taiwan and Europe ex U.K., primarily in Germany, contributed to the fund's performance versus the MSCI All Country World ex USA Net MA (1-Nov-2001) Linked Index for the year.
•By sector, an overweight in information technology, especially in the semiconductors & semiconductor equipment industry, helped most. Stock picks in materials also boosted relative performance.
•The top individual relative contributor was our non-benchmark stake in Nvidia (+164%). The stock was not held at period end. An out-of-index position in Broadcom gained approximately 64% and helped as well. This was an investment we established in 2024. An overweight in Taiwan Semiconductor Manufacturing (+72%) further bolstered performance and was the fund's largest holding.
•In contrast, from a regional standpoint, picks and an underweight in Japan and stock selection in Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection among health care firms. Stock picks in consumer staples also hampered the fund's result.
•The biggest individual relative detractor was our stake in OBIC (-28%). The stock was not held at period end. An underweight in Shopify (+36%) also hurt. Outsized exposure to Dassault Systèmes (-25%) also weighed on performance. The stock was not held at period end.
•Notable changes in positioning include increased exposure to China and Germany. By sector, meaningful shifts include increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,308 $9,997 $13,630 $11,884 $15,825 $19,328 $21,695 $15,957 $20,332 $21,984 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,446 $9,889 $12,599 $10,830 $13,184 $14,609 $15,776 $13,273 $15,372 $16,251 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 8.12% 6.80% 8.20% MSCI ACWI (All Country World Index) ex USA Index 5.72% 4.27% 4.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 696,025,885
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 5,236,062
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$696,025,885
Number of Holdings	63
Total Advisory Fee	$5,236,062
Portfolio Turnover	74%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.4 Financials 24.8 Information Technology 16.1 Consumer Discretionary 13.1 Materials 7.2 Health Care 4.7 Communication Services 4.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 21.1 United Kingdom 10.3 France 9.6 Japan 8.5 India 7.7 China 7.1 Germany 5.8 Netherlands 5.4 Canada 4.7 Others 19.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 21.1 United Kingdom - 10.3 France - 9.6 Japan - 8.5 India - 7.7 China - 7.1 Germany - 5.8 Netherlands - 5.4 Canada - 4.7 Others - 19.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.6 Tencent Holdings Ltd 2.7 SAP SE 2.6 ASML Holding NV 2.5 Novo Nordisk A/S Series B 2.4 LVMH Moet Hennessy Louis Vuitton SE 2.4 Schneider Electric SE 2.1 Hitachi Ltd 1.9 Hermes International SCA 1.8 Recruit Holdings Co Ltd 1.8 24.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Disciplined Small Cap Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, especially within financials. Stock picking in information technology, primarily within the technology hardware & equipment industry, and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Lumen Technologies (+148%). The second-largest relative contributor was an overweight in Carvana (+289%). The company was among our biggest holdings this period, though we decreased our investment in Carvana by period end. Another notable relative contributor was our stake in Super Micro Computer (+45%). The company was the fund's biggest holding this period, but the stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in utilities. An underweight in financials, primarily within the banks industry, also hampered the fund's result. Also modestly hurting our result was security selection in energy.
•The biggest individual relative detractor was our stake in Green Plains (-63%). This period we decreased our stake in Green Plains. A second notable relative detractor was an overweight in ODP (-60%). This period we decreased our stake. An underweight in Rocket Lab USA (+361%) also hurt.
•Notable changes in positioning include lower allocations to the energy and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $9,800 $12,009 $12,838 $11,157 $13,785 $16,311 $19,675 $16,077 $19,428 $22,695 Russell 2000® Index $10,000 $9,559 $11,595 $13,294 $11,830 $14,849 $17,813 $20,453 $16,273 $19,028 $21,223 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 16.82% 10.49% 8.54% Russell 2000® Index 11.54% 7.40% 7.82% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 472,475,702
Holdings Count | shares	633
Advisory Fees Paid, Amount	$ 1,330,379
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$472,475,702
Number of Holdings	633
Total Advisory Fee	$1,330,379
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.4 Industrials 16.9 Health Care 15.7 Information Technology 15.3 Consumer Discretionary 10.2 Energy 5.1 Materials 4.9 Real Estate 4.3 Consumer Staples 3.3 Communication Services 3.1 Utilities 0.8 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 98.2 Thailand 0.6 Puerto Rico 0.3 Canada 0.3 Ireland 0.2 Monaco 0.2 Norway 0.1 Bermuda 0.1 Switzerland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.2 Thailand - 0.6 Puerto Rico - 0.3 Canada - 0.3 Ireland - 0.2 Monaco - 0.2 Norway - 0.1 Bermuda - 0.1 Switzerland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sprouts Farmers Market Inc 0.9 Carpenter Technology Corp 0.9 Q2 Holdings Inc 0.9 Abercrombie & Fitch Co Class A 0.8 Primo Brands Corp Class A 0.8 Tenable Holdings Inc 0.8 SkyWest Inc 0.7 Payoneer Global Inc 0.7 EnerSys 0.6 Fabrinet 0.6 7.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

The fund's pricing & bookkeeping fees were changed to a fixed rate effective April 1, 2024. Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

The fund's pricing & bookkeeping fees were changed to a fixed rate effective April 1, 2024. Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Contrafund Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 77	0.66%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by information technology, where our picks in semiconductors & semiconductor equipment helped most. Picks and an overweight in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also helping our relative result was security selection in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Nvidia (+171%), the biggest holding at period end. A second notable relative contributor was an overweight in Meta Platforms (+66%). The company was the largest holding this period. An overweight in Netflix (+83%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Also hurting our result was stock picking in energy and financials. Lastly, the fund's position in cash hurt.
•The biggest individual relative detractor was an underweight in Tesla (+63%). This period we increased our investment in Tesla. A second notable relative detractor was an overweight in Regeneron Pharmaceuticals (-19%). An overweight in UnitedHealth Group (-2%) also hurt. This period we decreased our position in UnitedHealth Group, which was one of our biggest holdings this period.
•Notable changes in positioning include higher allocations to the industrials and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,056 $10,851 $13,213 $12,356 $16,242 $21,184 $27,054 $19,916 $26,556 $35,488 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 33.63% 16.92% 13.50% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,313,301,654
Holdings Count | shares	404
Advisory Fees Paid, Amount	$ 131,069,389
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$25,313,301,654
Number of Holdings	404
Total Advisory Fee	$131,069,389
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.6 Communication Services 18.6 Financials 15.5 Health Care 11.1 Consumer Discretionary 11.0 Industrials 10.1 Consumer Staples 2.1 Energy 1.5 Materials 0.9 Utilities 0.8 Real Estate 0.2 Common Stocks 97.4 Preferred Stocks 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 94.9 Canada 1.5 Taiwan 0.9 Netherlands 0.6 China 0.4 United Kingdom 0.3 Israel 0.2 Korea (South) 0.2 Brazil 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.9 Canada - 1.5 Taiwan - 0.9 Netherlands - 0.6 China - 0.4 United Kingdom - 0.3 Israel - 0.2 Korea (South) - 0.2 Brazil - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 9.0 Meta Platforms Inc Class A 8.6 Alphabet Inc Class C 5.8 Microsoft Corp 5.8 Amazon.com Inc 5.4 Berkshire Hathaway Inc Class B 4.3 Apple Inc 3.7 Eli Lilly & Co 2.7 Netflix Inc 2.1 Costco Wholesale Corp 1.3 48.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Disciplined Small Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, especially within financials. Stock picking in information technology, primarily within the technology hardware & equipment industry, and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Lumen Technologies (+148%). The second-largest relative contributor was an overweight in Carvana (+289%). The company was among our biggest holdings this period, though we decreased our investment in Carvana by period end. Another notable relative contributor was our stake in Super Micro Computer (+45%). The company was the fund's biggest holding this period, but the stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in utilities. An underweight in financials, primarily within the banks industry, also hampered the fund's result. Also modestly hurting our result was security selection in energy.
•The biggest individual relative detractor was our stake in Green Plains (-63%). This period we decreased our stake in Green Plains. A second notable relative detractor was an overweight in ODP (-60%). This period we decreased our stake. An underweight in Rocket Lab USA (+361%) also hurt.
•Notable changes in positioning include lower allocations to the energy and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,791 $11,993 $12,829 $11,145 $13,774 $16,291 $19,636 $16,042 $19,383 $22,637 Russell 2000® Index $10,000 $9,559 $11,595 $13,294 $11,830 $14,849 $17,813 $20,453 $16,273 $19,028 $21,223 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 16.79% 10.45% 8.51% Russell 2000® Index 11.54% 7.40% 7.82% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 472,475,702
Holdings Count | shares	633
Advisory Fees Paid, Amount	$ 1,330,379
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$472,475,702
Number of Holdings	633
Total Advisory Fee	$1,330,379
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.4 Industrials 16.9 Health Care 15.7 Information Technology 15.3 Consumer Discretionary 10.2 Energy 5.1 Materials 4.9 Real Estate 4.3 Consumer Staples 3.3 Communication Services 3.1 Utilities 0.8 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 98.2 Thailand 0.6 Puerto Rico 0.3 Canada 0.3 Ireland 0.2 Monaco 0.2 Norway 0.1 Bermuda 0.1 Switzerland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.2 Thailand - 0.6 Puerto Rico - 0.3 Canada - 0.3 Ireland - 0.2 Monaco - 0.2 Norway - 0.1 Bermuda - 0.1 Switzerland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sprouts Farmers Market Inc 0.9 Carpenter Technology Corp 0.9 Q2 Holdings Inc 0.9 Abercrombie & Fitch Co Class A 0.8 Primo Brands Corp Class A 0.8 Tenable Holdings Inc 0.8 SkyWest Inc 0.7 Payoneer Global Inc 0.7 EnerSys 0.6 Fabrinet 0.6 7.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

The fund's pricing & bookkeeping fees were changed to a fixed rate effective April 1, 2024. Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

The fund's pricing & bookkeeping fees were changed to a fixed rate effective April 1, 2024. Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP International Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP International Index Portfolio
Class Name	VIP International Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, emerging markets, led by Taiwan (+30%), gained roughly 5% and contributed most to the fund's performance for the fiscal year, followed by Japan (+8%).
•By sector, financials gained 18% and contributed most. Information technology stocks also helped, gaining approximately 13%. The industrials sector rose 8%, boosted by the capital goods industry (+10%). Other contributors included the communication services (+15%) and consumer discretionary (+4%) sectors.
•Conversely, from a sector standpoint, materials returned roughly -13% and detracted most. Consumer staples (-7%), hampered by the food, beverage & tobacco industry (-10%), and energy (-5%) also hurt. Other detractors included the health care (-2%), real estate (-4%) and utilities (-2%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwam Semiconductor Manufacturing (+72%), from the semiconductors & semiconductor equipment category. Tencent Holdings (+44%), from the media & entertainment category, boosted the fund. In software & services, SAP gained about 61% and boosted the fund. Hitachi, within the capital goods category, gained approximately 75% and boosted the fund. Lastly, Recruit Holdings, within the commercial & professional services group, gained 68% and also helped.
•In contrast, the biggest detractor was Samsung Electronics (-39%), from the technology hardware & equipment group. In food, beverage & tobacco, Nestle (-27%) hurt the fund's performance. Novo-Nordisk, within the pharmaceuticals, biotechnology & life sciences industry, returned about -15% and detracted. BHP, within the materials sector, returned -25% and detracted. Lastly, PDD, within the consumer discretionary distribution & retail category, returned -34% and also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 17, 2018 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $8,553 $10,395 $11,507 $12,395 $10,410 $12,091 Fidelity Global ex U.S. Index℠ $10,000 $8,593 $10,490 $11,666 $12,637 $10,616 $12,386 MSCI ACWI (All Country World Index) ex USA Index $10,000 $8,549 $10,407 $11,533 $12,454 $10,478 $12,135 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Initial Class 5.11% 4.10% 3.64% Fidelity Global ex U.S. Index℠ 5.70% 4.53% 4.10% MSCI ACWI (All Country World Index) ex USA Index 5.72% 4.27% 3.78% A From April 17, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 612,795,347
Holdings Count | shares	2,236
Advisory Fees Paid, Amount	$ 829,632
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$612,795,347
Number of Holdings	2,236
Total Advisory Fee	$829,632
Portfolio Turnover	5%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.2 Industrials 14.2 Information Technology 13.5 Consumer Discretionary 10.8 Health Care 7.8 Consumer Staples 6.7 Materials 5.9 Communication Services 5.4 Energy 4.4 Utilities 2.8 Real Estate 1.8 Common Stocks 97.2 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 Japan 16.8 United States 8.9 Canada 7.7 United Kingdom 7.1 China 6.7 Taiwan 6.0 Germany 5.3 France 5.2 Australia 4.7 Others 31.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.8 United States - 8.9 Canada - 7.7 United Kingdom - 7.1 China - 6.7 Taiwan - 6.0 Germany - 5.3 France - 5.2 Australia - 4.7 Others - 31.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.0 Tencent Holdings Ltd 1.2 ASML Holding NV 1.1 Novo Nordisk A/S Series B 1.0 Toyota Motor Corp 1.0 SAP SE 0.9 Nestle SA 0.8 Roche Holding AG 0.8 Astrazeneca PLC 0.7 Shell PLC 0.7 11.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec